Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2019	Mar. 31, 2018	Sep. 30, 2018	Sep. 30, 2017
OPERATING EXPENSES
General and administrative	$ 894,431	$ 591,184	$ 1,575,426	$ 2,101,216	$ 3,634,474	$ 5,278,272
Research and development	94,517	1,801,946	152,538	4,189,677	4,319,165	17,406,869
Depreciation and amortization	163,919	278,525	331,289	563,511	1,124,569	1,165,689
Loss on impairment of goodwill		740,912		740,912	740,912
Loss on Impairment of intangible asset					5,313,640
Gain on settlement of liabilities		(1,228,805)		(1,228,805)	(1,228,805)	(70,757)
OPERATING LOSS	(1,152,867)	(2,183,762)	(2,059,253)	(6,366,511)	(13,903,955)	(23,780,073)
OTHER INCOME (EXPENSE)
Other income (expense)	9,819	(1,005)	18,581	30,386	592,584	(1,349)
Interest income (expense), net					74,471	(29,574)
Total Other Income	9,819	(1,005)	18,581	30,386	667,055	(30,923)
LOSS FROM OPERATIONS BEFORE INCOME TAXES	(1,143,048)	(2,184,767)	(2,040,672)	(6,336,125)	(13,236,900)	(23,810,996)
NET LOSS	$ (1,143,048)	$ (2,184,767)	$ (2,040,672)	$ (6,336,125)	$ (13,236,900)	$ (23,810,996)
BASIC AND DILUTED LOSS PER SHARE (in dollars per share)	$ (0.40)	$ (0.77)	$ (0.72)	$ (2.25)	$ (4.69)	$ (10.64)
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING:
BASIC AND DILUTED (in shares)	2,829,248	2,823,250	2,829,248	2,816,647	2,819,994	2,238,534